TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2013

Beginning balance	$1,669	$5,659
Additions for prior year tax positions	1,216	541
Decrease related to settlement with tax authorities	-	(1,831)
Additions for current year tax positions	2,774	991

Ending balance	$5,659	$5,360

Summary of Taxes on Income
Taxes on income are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current taxes	$2,648	$5,542	$4,707
Deferred taxes	(1,358)	(1,584)	(699)

	$1,290	$3,958	$4,008

Domestic	$301	$3,531	$1,979
Foreign	989	427	2,029

	$1,290	$3,958	$4,008

	Year ended December 31,
	2011	2012	2013
Domestic taxes:

Current taxes	$915	$3,950	$1,692
Deferred taxes	(614)	(419)	287

	$301	$3,531	$1,979
Foreign taxes:

Current taxes	$1,733	$1,592	$3,015
Deferred taxes	(744)	(1,165)	(986)

	$989	$427	$2,029

Taxes on income	$1,290	$3,958	$4,008

Significant Components of Deferred Tax Liabilities and Assets
Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2012	2013

Carryforward tax losses	$2,573	$2,074
Temporary differences	1,893	4,391
Intangible assets	344	752

Deferred tax assets before valuation allowance	4,810	7,217
Valuation allowance	(1,225)	(902)

Net deferred tax asset	3,585	6,315

Intangible assets, including goodwill	(577)	(2,172)
Unrealized gains on marketable securities	(693)	(433)

Deferred tax liability	(1,270)	(2,605)

Net deferred tax assets	$2,315	$3,710

The net  change in the valuation allowance was mainly due to utilization of operating tax losses and other temporary items for which a valuation allowance was provided.

	December 31,
	2012	2013

Domestic:
Non-current deferred tax liability, net	$(124)	$(661)
Current deferred tax asset, net	466	1,409

	342	748

Foreign:
Non-current deferred tax asset, net	1,070	1,072
Current deferred tax asset, net	903	1,890

	1,973	2,962

	$2,315	$3,710

Reconciliation Between Theoretical and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2011	2012	2013

Income before taxes, as reported in the consolidated statements of income	$22,627	$35,715	$22,063

Statutory tax rate	24%	25%	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$5,430	$8,929	$5,516
Tax adjustment in respect of different tax rate of foreign subsidiary	365	(194)	758
Non-deductible expenses and other permanent differences	858	818	544
Deferred taxes on losses for which valuation allowance was provided, net	(3,512)	-	-
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(5,401)	(1,368)	(320)
Stock compensation relating to stock options per ASC No. 718	1,310	1,362	1,343
Income taxes in respect of prior years	63	-	582
Benefiting enterprise benefits (*)	2,177	(6,088)	(4,338)
Other	-	499	(77)

Actual tax expense	$1,290	$3,958	$4,008

(*)	Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$(0.05)	$0.14	$0.10

	Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$0.13	$0.09

Schedule of Income Before Income Taxes
Income before income taxes is comprised as follows:

	Year ended December 31,
	2011	2012	2013

Domestic	$18,062	$32,935	$18,022
Foreign	4,565	2,780	4,041

Income before income taxes	$22,627	$35,715	$22,063